Debt Instruments Eligible as Capital	12 Months Ended
Dec. 31, 2024
Debt Instruments Eligible As Capital
Debt Instruments Eligible as Capital

19.	Debt Instruments Eligible as Capital

The details of the balance for “Debt Instruments Eligible as Capital,” associated with the issuance of instruments to constitute Tier 1 and Tier 2 of the regulatory capital as part of the Capital Optimization Plan, are as follows:

Thousand of Reais	Issuance	Maturity	Value (in millions)	Interest Rate (p.a.)	2024	2023
Tier I (1)	Nov-18	No Term (Perpetual)	US$1,250	7.250%	-	6,116,218
Financial Bills - Tier II (2)	Nov-21	Nov-31	R$5,300	CDI+2%	7,995,673	7,072,124
Financial Bills - Tier II (2)	Dec-21	Dec-31	R$200	CDI+2%	301,468	266,647
Financial Bills - Tier II (2)	Oct-23	Oct-33	R$6,000	CDI+1.6%	6,949,991	6,171,978
Financial Bills - Tier I (3)	Sep-24	No Term (Perpetual)	R$7,600	CDI+1.4%	7,890,652	-
Total					23,137,784	19,626,967
(1)	The issuances were conducted through the Cayman Branch and are not subject to withholding tax, with interest paid semi-annually, beginning from May 8, 2019.
(2)	Financial Bills issued in 2021 and 2023 include a redemption and repurchase option
(3)	Financial Letters issued in September 2024 have redemption and repurchase options, and interest is paid semi-annually, starting on March 5, 2025.

	2024	2023	2022
Balances at the beginning of the fiscal year	19,626,967	19,537,618	19,641,408
Issuance	7,600,200	6,000,000	-
Interest payment Tier I (1)	786,823	461,186	484,291
Interest payment Tier II (1)	1,736,383	1,464,586	379,103
Exchange differences / Others	1,051,377	(614,496)	(105,467)
Payments of interest - Tier I	(132,243)	(507,291)	(467,099)
Payments of interest - Tier II	-	(206,683)	(394,618)
Repurchase	(7,531,723)	(6,507,953)	-
Balance at the end of the fiscal year	23,137,784	19,626,967	19,537,618
(1)	Interest remuneration related to Tier 1 and Tier 2 Debt Instruments Eligible as Capital was recorded in the period’s results as “Interest and Similar Expenses” (Note 32).

The Notes possess the following characteristics in common:

(a) Unit value of no less than US$150 thousand and in whole multiples of US$1 thousand for any amount exceeding this minimum value;

(b) The Notes may be repurchased or redeemed by Banco Santander after the 5th (fifth) anniversary of their issuance date, at the sole discretion of the Bank or due to changes in the tax legislation applicable to the Notes; or at any time, due to the occurrence of certain regulatory events.